Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Increase (Decrease) in Closure and Decommissioning Estimates	$ 4,694	$ 246
Change in provisions	5,011	1,323
Investment income	(5,371)	(484)
Other income	(2,219)	(1,121)
Other operating income (expense)	$ 2,115	$ (36)